Note 46 Fixed remuneration of senior management (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fixed remuneration of senior management [Line Items]
Fixed remuneration of senior management	€ 9,702	€ 9,521